Investment in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Joint Ventures [Abstract]
Schedule of Carrying Amount of the Company’s Interest in Promedical S.A
			Proportion of ownership interest and voting rights held by the Company
Name of joint venture	Principal activity	Place of incorporation and principal place of business	As of December 31, 2024	As of December 31, 2023
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%
	As of December 31
	2024	2023
Net assets of Promedical S,A,	$2,458	$3,173
Proportion of the Group’s ownership interest in Promedical S,A,	1,229	1,587
Unrealized gains on upstream and downstream transactions with equity-method investees	306	441
Carrying amount of the Group’s interest in Promedical S,A,	$1,535	$2,028

Schedule of Financial Information of Joint Venture
	As of December 31
	2024	2023
Current assets	$9,202	$9,128
Non-current assets	2,505	2,940
Current liabilities	8,157	7,848
Non-current liabilities	1,092	1,047
Equity	2,458	3,173
	For the year ended December 31
	2024	2023
Revenue	20,938	19,891
Loss of the year	(762)	(647)
Total comprehensive loss	(762)	(647)